                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07172
                                                      ---------

                          National Municipals Portfolio
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
COGENERATION -- 3.0%
$    22,150   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
              7.40%, 9/1/19                                                     $     22,688,909
      6,100   Pennsylvania EDA, (Northampton Generating), (AMT),
              6.50%, 1/1/13                                                            6,171,126
     21,950   Pennsylvania EDA, (Northampton Generating), (AMT),
              6.60%, 1/1/19                                                           22,151,501
      5,900   Pennsylvania EDA, (Northampton Generating),
              Junior Liens, (AMT), 6.875%, 1/1/11                                      5,900,708
      5,000   Pennsylvania EDA, (Northampton Generating),
              Junior Liens, (AMT), 6.95%, 1/1/21                                       4,963,250
------------------------------------------------------------------------------------------------
                                                                                $     61,875,494
------------------------------------------------------------------------------------------------

EDUCATION -- 0.2%

$     4,130   California Educational Facilities Authority,
              (Stanford University), Variable Rate, 6/1/21(1)                   $      4,524,043
------------------------------------------------------------------------------------------------
                                                                                $      4,524,043
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.4%

$    13,000   Brazos River Authority, TX, (Reliant Energy, Inc.),
              7.75%, 12/1/18                                                    $     14,259,310
      6,800   Clark County, NV, (Nevada Power), (AMT),
              5.90%, 10/1/30                                                           6,570,500
     10,000   Colorado Springs, CO, Utilities, 5.00%, 11/15/29                        10,170,200
      9,000   Connecticut Development Authority, (Connecticut
              Light and Power), 5.85%, 9/1/28                                          9,422,100
     13,000   Connecticut Development Authority, (Western
              Massachusetts Electric), 5.85%, 9/1/28                                  13,609,700
      2,000   Matagorda County, TX, Navigation District No.1,
              (Reliant Energy), 8.00%, 5/1/29                                          2,225,480
      5,000   Matagorda County, TX, Navigation District No.1,
              (Reliant Energy), (AMT), 5.95%, 5/1/30                                   5,007,750
      8,000   North Carolina Municipal Power Agency,
              (Catawba), 6.50%, 1/1/20                                                 8,908,880
------------------------------------------------------------------------------------------------
                                                                                $     70,173,920
------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 16.7%

$     2,400   Bexar County, TX, Health Facilities, (St. Luke's Lutheran),
              Escrowed to Maturity, 7.00%, 5/1/21                               $      3,147,504
     11,195   Colorado Health Facilities Authority, (Liberty Heights),
              Escrowed to Maturity, 0.00%, 7/15/22                                     4,698,430
    184,070   Colorado Health Facilities Authority, (Liberty Heights),
              Escrowed to Maturity, 0.00%, 7/15/24                                    67,807,707
    215,825   Dawson Ridge, CO, Metropolitan District #1,
              Escrowed to Maturity, 0.00%, 10/1/22(2)                                 89,651,547
$    11,175   Dawson Ridge, CO, Metropolitan District #1,
              Escrowed to Maturity, 0.00%, 10/1/22                              $      4,641,983
    101,555   Illinois Development Finance Authority, (Regency Park),
              Escrowed to Maturity, 0.00%, 7/15/23                                    39,927,364
     60,360   Illinois Development Finance Authority, (Regency Park),
              Escrowed to Maturity, 0.00%, 7/15/25                                    20,759,011
      8,235   Louisiana Public Facilities Authority, (Southern Baptist
              Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12                   9,874,259
      5,675   Maricopa County, AZ, IDA, (Place Five and The Greenery),
              Escrowed to Maturity, 6.625%, 1/1/27                                     6,481,985
    100,000   Mississippi Housing Finance Corp., Single Family, Escrowed
              to Maturity, 0.00%, 6/1/15                                              64,180,000
     46,210   San Joaquin Hills Transportation Corridor Agency, CA,
              Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/20                    22,938,182
     15,000   San Joaquin Hills Transportation Corridor Agency, CA,
              Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25                     5,490,000
------------------------------------------------------------------------------------------------
                                                                                $    339,597,972
------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.0%

$    16,000   California, 5.25%, 11/1/29                                        $     16,554,240
     20,000   California, 5.25%, 2/1/30                                               20,555,800
      9,875   California, 5.50%, 11/1/33                                              10,472,042
     14,000   Georgia, 2.00%, 12/1/23                                                  9,444,540
      4,735   New York, NY, Variable Rate, 6/1/28(1)(3)                                5,286,154
     16,175   Puerto Rico, Variable Rate, 1/1/24(3)(4)                                19,456,907
------------------------------------------------------------------------------------------------
                                                                                $     81,769,683
------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.4%

$     1,555   Pittsfield Township, MI, EDC, (Arbor Hospice),
              7.875%, 8/15/27                                                   $      1,495,972
      3,072   Tax Revenue Exempt Securities Trust, Community
              Health Provider, (Pooled Loan Program Various States
              Trust Certificates), 5.50%, 12/1/36                                      2,983,656
      3,295   Tax Revenue Exempt Securities Trust, Community Health
              Provider, (Pooled Loan Program Various States Trust
              Certificates), 5.875%, 12/1/36                                           3,303,285
------------------------------------------------------------------------------------------------
                                                                                $      7,782,913
------------------------------------------------------------------------------------------------

HOSPITAL -- 5.5%

$     6,091   Arizona Health Facilities Authority, (Phoenix Memorial
              Hospital), 8.20%, 6/1/21(5)                                       $        182,725
     12,600   California Health Facilities Authority, (Cedars Sinai
              Medical Center), Variable Rate, 12/1/34(3)(4)                           14,467,194
      8,860   Louisiana Public Facilities Authority, (General Health
              Systems), 6.80%, 11/1/16                                                 9,029,492
      4,515   Massachusetts HEFA, (Partners Healthcare System),
              5.25%, 7/1/29                                                            4,625,437

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
HOSPITAL (CONTINUED)

$     3,500   New Jersey Health Care Facilities Financing Authority,
              (Trinitas Hospital), 7.50%, 7/1/30                                $      3,916,850
      2,000   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.00%, 8/15/09                                          2,191,980
      9,685   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.625%, 8/15/19                                        10,972,330
     28,665   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.625%, 8/15/29                                        32,475,152
      5,805   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.75%, 8/15/14                                          6,609,399
      1,500   Oklahoma Development Finance Authority, (Hillcrest
              Medical Center), 5.75%, 8/15/15                                          1,707,855
      4,000   Oneida County, NY, Industrial Development Agency,
              (Elizabeth Medical Center), 6.00%, 12/1/29                               3,716,080
      3,075   Prince George's County, MD, (Greater Southeast
              Healthcare System), 6.375%, 1/1/23(5)                                      741,075
      7,750   Rhode Island HEFA, (St. Joseph Health Services),
              5.50%, 10/1/29                                                           7,143,407
     12,500   Rochester, MN, Health Care Facilities, (Mayo Clinic),
              Variable Rate, 11/15/27(3)(4)                                           14,005,000
------------------------------------------------------------------------------------------------
                                                                                $    111,783,976
------------------------------------------------------------------------------------------------

HOUSING -- 4.6%

$     3,000   ABAG Finance Authority, CA, (Civic Center Drive
              Apartments), (AMT), 6.375%, 9/1/32                                $      2,999,790
      7,415   Arkansas Development Finance Authority, MFMR,
              (Park Apartments), (AMT), 5.95%, 12/1/28                                 5,674,255
     12,900   California Department of Veterans Affairs,
              Home Purchase Revenue, 5.20%, 12/1/28                                   12,940,893
      6,360   California Statewide Communities Development Authority,
              (Corporate Fund for Housing), (AMT),
              Variable Rate, 6/1/09(3)(4)                                              6,309,692
        600   California Statewide Communities Development Authority,
              (Corporate Fund for Housing), (AMT),
              Variable Rate, 6/1/09(3)(4)                                                461,826
     16,000   Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09                    17,797,760
     10,770   Florida Capital Projects Financing Authority, Student
              Housing Revenue, (Florida University), 7.85%, 8/15/31                   10,948,351
      9,865   Lake Creek, CO, (Affordable Housing Corp.),
              6.25%, 12/1/23                                                           9,113,879
      1,255   Maricopa County, AZ, IDA, (National Health Facilities II),
              6.375%, 1/1/19                                                           1,009,861
     15,285   New Hampshire Housing Finance Authority, Multifamily
              Housing, (AMT), 6.20%, 7/1/36                                           15,287,293
     10,590   Texas Student Housing Corp., (University of
              Northern Texas), 6.85%, 7/1/31                                          10,025,553
------------------------------------------------------------------------------------------------
                                                                                $     92,569,153
------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.7%

$     7,150   Austin, TX, (Cargoport Development LLC), (AMT),
              8.30%, 10/1/21                                                    $      7,539,746
     10,260   Bedford County, VA, IDA, (Nekoosa Packaging), (AMT),
              6.55%, 12/1/25                                                          10,651,522
      2,250   Calhoun County, AR, Solid Waste Disposal,
              (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26                          2,303,280
      2,000   Camden County, NJ, (Holt Hauling), (AMT),
              9.875%, 1/1/21(5)                                                          265,000
      6,050   Carbon County, UT, (Laidlaw Environmental), (AMT),
              7.50%, 2/1/10                                                            6,188,787
      4,000   Courtland, AL, Solid Waste Disposal, (Champion
              International Corp.), (AMT), 6.70%, 11/1/29                              4,285,520
     55,500   Denver, CO, City and County Special Facilities,
              (United Airlines), (AMT), 6.875%, 10/1/32(5)                            41,070,000
      3,500   Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.),
              6.50%, 6/1/31                                                            3,584,350
     11,190   Effingham County, GA, Solid Waste Disposal,
              (Fort James), (AMT), 5.625%, 7/1/18                                     10,932,630
      6,645   Hardeman County, TN, (Correctional Facilities Corp.),
              7.75%, 8/1/17                                                            6,965,223
     30,000   Houston, TX, Airport System, (Continental Airlines), (AMT),
              6.75%, 7/1/29                                                           23,700,600
      9,065   Kenton County, KY, Airport, (Delta Airlines), (AMT),
              6.125%, 2/1/22                                                           5,543,973
      3,030   Kenton County, KY, Airport, (Delta Airlines), (AMT),
              7.125%, 2/1/21                                                           1,989,437
      5,915   Kenton County, KY, Airport, (Delta Airlines), (AMT),
              7.50%, 2/1/20                                                            4,061,830
      5,000   McMinn County, TN, (Calhoun Newsprint-Bowater, Inc.),
              (AMT), 7.40%, 12/1/22                                                    4,999,100
     10,000   Michigan Strategic Fund, (S.D. Warren), (AMT),
              7.375%, 1/15/22                                                         10,202,900
     15,000   Michigan Strategic Fund, (S.D. Warren), (AMT),
              7.375%, 1/15/22                                                         15,304,350
      3,500   Michigan Strategic Fund, (S.D. Warren), (AMT),
              7.375%, 1/15/22                                                          3,571,015
      5,025   New Jersey EDA, (American Airlines), (AMT),
              7.10%, 11/1/31                                                           3,224,995
     18,820   New Jersey EDA, (Continental Airlines), (AMT),
              6.25%, 9/15/29                                                          14,046,119
      4,950   New Jersey EDA, (Continental Airlines), (AMT),
              9.00%, 6/1/33                                                            4,778,977
     17,000   New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)                        16,490,000
      1,500   New Jersey EDA, (Holt Hauling), (AMT),
              7.90%, 3/1/27(5)                                                         1,455,000
     12,500   New York City, NY, IDA, (American Airlines, Inc.), (AMT),
              8.50%, 8/1/28                                                            9,462,000
     10,000   New York City, NY, IDA, (American Airlines, Inc.-JFK
              International Airport), (AMT), 8.00%, 8/1/12                             8,016,300

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

$    12,330   Puerto Rico Port Authority, (American Airlines), (AMT),
              6.25%, 6/1/26                                                     $      7,603,418
      1,000   Puerto Rico Port Authority, (American Airlines), (AMT),
              6.30%, 6/1/23                                                              644,240
      3,122   Savannah, GA, EDA, (Intercat-Savannah), (AMT),
              9.00%, 1/1/15                                                            2,895,391
      1,589   Savannah, GA, EDA, (Intercat-Savannah), (AMT),
              9.75%, 7/1/10                                                            1,525,786
      5,000   Skowhegan, ME, (S.D. Warren), (AMT),
              6.65%, 10/15/15                                                          4,918,250
------------------------------------------------------------------------------------------------
                                                                                $    238,219,739
------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.0%

$       165   Puerto Rico Industrial Tourist Educational Medical and
              Environmental, DRIVERS, (MBIA),
              Variable Rate, 7/1/33(3)(4)                                       $        490,868
------------------------------------------------------------------------------------------------
                                                                                $        490,868
------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

$     7,500   Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA),
              5.30%, 6/1/31                                                     $      7,920,600
      5,500   Intermountain Power Agency, UT, (MBIA),
              Variable Rate, 7/1/19(3)(4)                                              7,797,460
     11,310   Jacksonville Electric Authority, FL, Water and Sewer
              System, (MBIA), 4.25%, 10/1/29                                          10,464,238
      4,500   Matagorda County, TX, Navigation District No. 1,
              (Centerpoint Energy, Inc./Houston Light & Power Co.),
              (MBIA), 4.00%, 10/15/15                                                  4,535,145
     11,000   Memphis, TN, Electric System, (MBIA),
              Variable Rate, 12/1/11(1)(3)                                            14,505,040
      6,000   Sacramento, CA, Municipal Electric Utility District, (FSA),
              Variable Rate, 8/15/28(1)(3)                                             6,416,460
      7,455   South Carolina Public Service Authority, DRIVERS, (FGIC),
              Variable Rate, 1/1/25(1)(3)                                              7,480,720
     15,000   Southern, MN, Municipal Power Agency, Power Supply
              System (AMBAC), 0.00%, 1/1/18                                            8,349,300
------------------------------------------------------------------------------------------------
                                                                                $     67,468,963
------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.4%

$    21,400   Houston, TX, Water and Sewer System, (FSA), Escrowed
              to Maturity, 0.00%, 12/1/28                                       $      6,022,816
     20,505   Massachusetts Turnpike Authority, (FGIC), Escrowed to
              Maturity, Variable Rate, 7/1/17(3)(4)                                   25,055,470
      9,500   Massachusetts Turnpike Authority, (FGIC), Escrowed to
              Maturity, Variable Rate, 1/1/20(3)(4)                                   11,483,315
      5,000   Umatilla County, OR, School District No. 008R, (MBIA),
              Prerefunded to 6/15/09, Variable Rate, 6/15/19(3)(4)                     6,117,600
------------------------------------------------------------------------------------------------
                                                                                $     48,679,201
------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.4%

$     9,900   California, (AMBAC), Variable Rate, 11/1/19(3)(4)                 $     12,695,364
     12,500   California, (MBIA), 4.75%, 3/1/31                                       12,471,500
     11,665   California, RITES, (AMBAC), Variable Rate, 2/1/23(1)(3)                 13,787,797
     12,500   Chicago, IL, Board of Education, (FGIC),
              0.00%, 12/1/23                                                           4,814,125
     16,980   Chicago, IL, Board of Education, (FGIC),
              0.00%, 12/1/25                                                           5,727,524
     14,000   Chicago, IL, Board of Education, (FGIC),
              0.00%, 12/1/29                                                           3,691,520
     17,630   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/18                                                            9,390,091
     18,125   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/19                                                            9,113,794
     18,860   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/20                                                            8,941,715
     19,125   Washington, (Motor Vehicle Fuel), (MBIA),
              0.00%, 6/1/21                                                            8,544,859
------------------------------------------------------------------------------------------------
                                                                                $     89,178,289
------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.0%

$     5,070   Maryland HEFA, (Medlantic), (AMBAC),
              Variable Rate, 8/15/38(1)(3)                                      $      6,249,383
      8,560   Tyler, TX, Health Facility Development Corp., (East Texas
              Medical Center), (FSA), 5.375%, 11/1/27                                  8,911,559
      5,000   Wisconsin HEFA, (Ministry Health Care), (MBIA),
              5.125%, 2/15/22                                                          5,240,700
------------------------------------------------------------------------------------------------
                                                                                $     20,401,642
------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.4%

$     7,435   SCA Multifamily Mortgage, Industrial Development Board,
              Hamilton County, TN, (FSA), (AMT), 7.35%, 1/1/30                  $      7,631,581
------------------------------------------------------------------------------------------------
                                                                                $      7,631,581
------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.5%

$    34,180   Anaheim, CA, Public Financing Authority,
              (Public Improvements), (FSA), 0.00%, 9/1/35                       $      6,427,891
      5,515   Manchester, NH, School Facilities Revenue, (MBIA),
              5.50%, 6/1/23(6)                                                         6,362,049
     22,970   New Jersey EDA, (School Facilities), (AMBAC),
              4.375%, 9/1/29                                                          22,026,392
     13,750   New Jersey Transportation Trust Fund Authority,
              Certificates of Participation, (MBIA), 5.25%, 12/15/14(6)               15,591,262
------------------------------------------------------------------------------------------------
                                                                                $     50,407,594
------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
INSURED-MISCELLANEOUS -- 1.1%

$    25,000   Harris County-Houston, TX, Sports Authority, (MBIA),
              0.00%, 11/15/41                                                   $      2,921,250
     19,250   Harris County-Houston, TX, Sports Authority, (MBIA),
              5.25%, 11/15/40                                                         19,615,172
------------------------------------------------------------------------------------------------
                                                                                $     22,536,422
------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.5%

$    13,305   Illinois Sports Facility Authority, (AMBAC),
              0.00%, 6/15/23                                                    $      5,339,696
     31,510   Illinois Sports Facility Authority, (AMBAC),
              0.00%, 6/15/24                                                          11,837,047
     10,000   Illinois Sports Facility Authority, (AMBAC),
              0.00%, 6/15/25                                                           3,517,300
      9,185   Regional Transportation Authority, LA, (FGIC),
              0.00%, 12/1/15                                                           5,621,587
      9,500   Regional Transportation Authority, LA, (FGIC),
              0.00%, 12/1/21                                                           4,080,820
------------------------------------------------------------------------------------------------
                                                                                $     30,396,450
------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.5%

$    18,220   Alameda, CA, Corridor Transportation Authority, (MBIA),
              0.00%, 10/1/35                                                    $      3,359,039
     10,000   Chicago, IL, O'Hare International Airport, (AMBAC),
              (AMT), 5.375%, 1/1/32(7)                                                10,277,000
      5,000   Dallas Fort Worth, TX, International Airport, (FGIC),
              (AMT), 5.625%, 11/1/21                                                   5,516,000
      3,335   Dallas Fort Worth, TX, International Airport, (FSA), (AMT),
              Variable Rate, 5/1/11(1)(3)                                              4,336,467
      4,000   Dallas Fort Worth, TX, International Airport, (MBIA), (AMT),
              Variable Rate, 5/1/11(1)(3)                                              5,077,920
      2,500   Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT),
              5.50%, 11/1/20                                                           2,727,875
      3,305   Kansas Turnpike Authority, (AMBAC),
              Variable Rate, 3/1/11(1)(3)                                              3,375,165
      3,330   Kansas Turnpike Authority, (AMBAC),
              Variable Rate, 3/1/15(1)(3)                                              3,322,907
     12,000   Massachusetts Turnpike Authority, Metropolitan Highway
              System, (AMBAC), 5.00%, 1/1/39                                          12,090,000
      7,000   Metropolitan Washington, DC, Airports Authority, DRIVERS,
              (MBIA), (AMT), Variable Rate, 10/12/21                                   7,422,100
     11,750   Miami-Dade County, FL, International Airport, (FGIC),
              5.00%, 10/1/37                                                          11,944,227
     11,250   New Jersey Transportation Trust Fund Authority, (MBIA),
              5.50%, 12/15/17(6)                                                      13,061,925
      9,000   Puerto Rico Highway and Transportation Authority, (FSA),
              Variable Rate, 7/1/32(1)(3)                                              9,722,340
     50,000   San Joaquin Hills, CA, Transportation Corridor Agency Toll,
              (MBIA), 0.00%, 1/15/35                                                   9,851,500
$    30,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/26                 $      9,553,500
     50,000   Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22                       20,682,000
------------------------------------------------------------------------------------------------
                                                                                $    132,319,965
------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.5%

$    10,500   Philadelphia, PA, Gas Works Revenue, (FSA),
              5.00%, 7/1/28                                                     $     10,620,120
------------------------------------------------------------------------------------------------
                                                                                $     10,620,120
------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.0%

$    11,915   Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38              $     12,049,759
     10,135   California Water Resources, (Central Valley), (FGIC),
              Variable Rate, 12/1/28(1)(3)                                            11,348,565
     10,445   Castaic Lake, CA, Water Agency Certificates of
              Participation, (Water System Improvements),
              (AMBAC), 0.00%, 8/1/21                                                   4,566,658
      8,375   Houston, TX, Water and Sewer System, (FSA),
              0.00%, 12/1/28                                                           2,326,743
     21,155   King County, WA, Sewer Revenue, (MBIA),
              4.50%, 1/1/32(8)                                                        20,209,795
      2,000   Marco Island, FL, Utility System, (MBIA), 5.00%, 10/1/27                 2,056,200
      7,435   Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/27                   7,643,924
------------------------------------------------------------------------------------------------
                                                                                $     60,201,644
------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.3%

$     6,330   New Jersey EDA, (School Facilities),
              Variable Rate, 6/15/28(1)(3)                                      $      6,616,179
------------------------------------------------------------------------------------------------
                                                                                $      6,616,179
------------------------------------------------------------------------------------------------

NURSING HOME -- 3.0%

$    12,185   Bell County, TX, (Riverside Healthcare, Inc.-Normandy
              Terrace), 9.00%, 4/1/23                                           $      7,463,313
      4,665   Delaware County, PA, (Mainline-Haverford Nursing and
              Rehabilitation Centers), 9.00%, 8/1/22(5)                                2,836,273
      9,880   Hillsborough County, FL, IDA, (Tampa Bay Retirement
              Center), 7.00%, 6/1/25(9)                                                5,520,154
      2,755   Lackawanna County, PA, IDA, (Edella Street Associates),
              8.875%, 9/1/14                                                           2,754,559
     13,250   Massachusetts IFA, (Age Institute of Massachusetts),
              8.05%, 11/1/25                                                          13,258,480
     11,575   Mississippi Business Finance Corp., (Magnolia Healthcare),
              7.99%, 7/1/25                                                            9,472,054
     11,265   Montgomery, PA, IDA, (Advancement of Geriatric Health
              Care Institute), 8.375%, 7/1/23                                         10,514,976
      3,500   Orange County, FL, Health Facilities Authority, (Westminster
              Community Care), 6.75%, 4/1/34                                           3,017,630

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                      VALUE
------------------------------------------------------------------------------------------------
NURSING HOME (CONTINUED)

$     2,235   Westmoreland, PA, (Highland Health Systems, Inc.),
              9.25%, 6/1/22                                                     $      2,246,220
      3,890   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
              7.00%, 8/1/29                                                            3,651,037
------------------------------------------------------------------------------------------------
                                                                                $     60,734,696
------------------------------------------------------------------------------------------------

OTHER REVENUE -- 8.1%

$    22,000   California Statewide Communities Development Authority,
              (East Valley Tourist Development Authority),
              8.25%, 10/1/14                                                    $     22,495,000
     10,000   California Statewide Communities Development Authority,
              (East Valley Tourist Development Authority),
              9.25%, 10/1/20                                                          10,960,000
      1,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
              8.95%, 10/1/33                                                           1,743,465
     26,400   Capital Trust Agency, FL, (Seminole Tribe Convention),
              10.00%, 10/1/33                                                         31,660,992
      7,695   Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13                   7,700,540
     10,950   Golden Tobacco Securitization Corp., CA,
              Variable Rate, 6/1/43(3)(4)                                             11,672,153
     10,000   Golden Tobacco Securitization Corp., CA,
              Variable Rate, 6/1/27(3)(4)                                             10,759,200
     11,300   Golden Tobacco Securitization Corp., CA,
              Variable Rate, 6/1/31(3)(4)                                             12,290,219
     10,200   Orange County, NC, (Community Activity Corp.),
              8.00%, 3/1/24(5)                                                         3,845,400
      9,000   Sandoval County, NM, (Santa Ana Pueblo),
              7.75%, 7/1/15                                                            9,272,250
     10,885   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                   10,469,084
     20,700   Tobacco Settlement Financing Corp., NJ,
              Variable Rate, 12/1/31(3)(4)                                            19,118,313
     13,000   Tobacco Settlement Management Authority, SC,
              6.375%, 5/15/28                                                         12,087,530
------------------------------------------------------------------------------------------------
                                                                                $    164,074,146
------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 5.4%

$    11,795   Albuquerque, NM, Retirement Facilities, (La Vida Liena
              Retirement Center), 5.75%, 12/15/28                               $     11,115,962
      9,695   Albuquerque, NM, Retirement Facilities, (La Vida Liena
              Retirement Center), 6.60%, 12/15/28                                      9,476,281
      6,035   Arizona Health Facilities Authority,
              (Care Institute, Inc.-Mesa), 7.625%, 1/1/26(9)                           4,780,444
     16,715   Bell County, TX, Health Facilities Authority,
              (Care Institute, Inc.-Texas), 9.00%, 11/1/24                            15,788,488
      3,060   Chester, PA, IDA, (Senior Life-Choice of Kimberton),
              (AMT), 8.50%, 9/1/25                                                     3,169,273
     11,570   De Kalb County, GA, Private Hospital Authority,
              (Atlanta, Inc.), 8.50%, 3/1/25(9)                                        4,686,544
$     4,960   Delaware County, PA, IDA, (Glen Riddle), (AMT),
              8.625%, 9/1/25                                                    $      5,159,838
      6,680   Glen Cove, NY, IDA, (Regency at Glen Cove),
              9.50%, 7/1/12                                                            6,638,584
     14,115   Illinois Development Finance Authority,
              (Care Institute, Inc.-Illinois), 7.80%, 6/1/25                          14,504,997
      1,900   Kansas City, MO, IDA, (Kingswood United Methodist
              Manor), 5.375%, 11/15/09                                                 1,835,153
      9,345   New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(9)                     5,743,157
     12,265   North Miami, FL, Health Facilities Authority,
              (Imperial Club), 6.75%, 1/1/33                                          11,280,856
        800   North Miami, FL, Health Facilities Authority,
              (Imperial Club), 9.00%, 1/1/12(5)                                            7,384
      7,915   Roseville, MN, Elder Care Facility,
              (Care Institute, Inc.-Roseville), 7.75%, 11/1/23(9)                      6,719,835
     12,140   St. Paul, MN, Housing and Redevelopment,
              (Care Institute, Inc.-Highland), 8.75%, 11/1/24(9)                       8,388,861
------------------------------------------------------------------------------------------------
                                                                                $    109,295,657
------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.4%

$     3,000   Tri-County, OR, Metropolitan Transportation District,
              Variable Rate, 8/1/19(3)(4)                                       $      3,368,730
      4,570   University Square, FL, Community Development District,
              6.75%, 5/1/20                                                            4,816,049
------------------------------------------------------------------------------------------------
                                                                                $      8,184,779
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.4%

$    10,065   Port Authority of New York and New Jersey,
              5.00%, 9/1/38                                                     $     10,229,865
     38,000   Port Authority of New York and New Jersey, (AMT),
              5.25%, 7/15/34                                                          38,754,300
     39,950   Puerto Rico Highway and Transportation Authority,
              5.125%, 7/1/39                                                          40,699,462
------------------------------------------------------------------------------------------------
                                                                                $     89,683,627
------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.3%

$     5,480   California Water Resources, (Central Valley),
              Variable Rate, 6/1/18(3)(4)                                       $      6,587,508
------------------------------------------------------------------------------------------------
                                                                                $      6,587,508
------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.0%
   (IDENTIFIED COST $1,842,115,928)                                             $  1,993,806,224
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                          $     39,963,222
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $  2,033,769,446
------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At September 30, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

   California                                             13.8%

   Colorado                                               11.2%

   Others, representing less than 10% individually        73.0%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 27.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 11.0% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $279,661,916 or 13.8% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

(5)  Defaulted bond.

(6)  When-issued security.

(7) Security (or a portion thereof) has been segregated to cover swap contracts.

(8) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)  Security is in default and making only partial interest payments.

                        See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $1,842,115,928)             $  1,993,806,224
Cash                                                                      29,662,423
Receivable for investments sold                                            6,932,586
Interest receivable                                                       41,514,082
Receivable for daily variation margin on open
 financial futures contracts                                               2,117,187
------------------------------------------------------------------------------------
TOTAL ASSETS                                                        $  2,074,032,502
------------------------------------------------------------------------------------

LIABILITIES

Payable for open swap contracts                                     $      5,053,719
Payable for when-issued securities                                        35,116,615
Accrued expenses                                                              92,722
------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $     40,263,056
------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $  2,033,769,446
------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals             $  1,892,936,951
Net unrealized appreciation (computed on the basis of
 identified cost)                                                        140,832,495
------------------------------------------------------------------------------------
TOTAL                                                               $  2,033,769,446
------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest                                                            $    135,614,874
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $    135,614,874
------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                              $      8,797,572
Trustees' fees and expenses                                                   26,183
Custodian fee                                                                370,352
Legal and accounting services                                                131,254
Miscellaneous                                                                117,400
------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $      9,442,761
------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                       $         51,796
------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                            $         51,796
------------------------------------------------------------------------------------

NET EXPENSES                                                        $      9,390,965
------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $    126,223,909
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $      9,090,456
   Financial futures contracts                                           (39,876,771)
   Swap contracts                                                          2,519,730
------------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $    (28,266,585)
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $     45,029,024
   Financial futures contracts                                            (5,605,092)
   Swap contracts                                                          1,423,014
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $     40,846,946
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $     12,580,361
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    138,804,270
------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                          YEAR ENDED           YEAR ENDED
IN NET ASSETS                                                SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $    126,223,909     $    128,366,781
   Net realized loss from Investment
      transactions, financial futures
      contracts, and swaps contracts                                (28,266,585)          (2,503,869)
   Net change in unrealized
      appreciation (depreciation)
      from investments,
      financial futures contracts,
      and swaps contracts                                            40,846,946          (15,496,861)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    138,804,270     $    110,366,051
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    341,980,383     $    336,856,366
   Withdrawals                                                     (445,857,077)        (437,448,632)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $   (103,876,694)    $   (100,592,266)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     34,927,576     $      9,773,785
----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $  1,998,841,870     $  1,989,068,085
----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $  2,033,769,446     $  1,998,841,870
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                    YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------------------------------------------------
                                                             2004           2003          2002(1)          2001           2000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.47%          0.47%          0.49%          0.48%          0.48%
   Expenses after custodian fee reduction                        0.46%          0.47%          0.48%          0.47%          0.47%
   Net investment income                                         6.24%          6.59%          6.63%          6.25%          6.37%
Portfolio Turnover                                                 44%            35%            32%            20%            41%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                  7.28%          5.81%         10.18%            --             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                  $  2,033,769   $  1,998,842   $  1,989,068   $  1,847,028   $  1,769,985
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 6.60% to 6.63%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, Eaton Vance National Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Interest rate swaps are normally valued on the basis of calculations furnished by a broker. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

   C FEDERAL TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E INTEREST RATE SWAPS -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   H WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   L EXPENSE REDUCTIONS -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2004, the fee was equivalent to 0.44% of the Portfolio's average daily net assets for such period and amounted to $8,797,572. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

   During the year ended September 30, 2004, the Portfolio engaged in purchase transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $56,639,900.

3  INVESTMENTS

   Purchases, sales, and principal paydown of investments, other than U.S. Government securities and short-term obligations, aggregated $864,993,191, $901,891,152, and $165,501, respectively, for the year ended September 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                     $   1,834,317,702
   ----------------------------------------------------
   Gross unrealized appreciation      $     226,409,296
   Gross unrealized depreciation            (66,920,774)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION        $     159,488,522
   ----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

EXPIRATION                                      AGGREGATE                         NET UNREALIZED
DATE(S)    CONTRACTS                  POSITION  COST             VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------
12/04      4,250 U.S. Treasury Bond   Short     $  (473,226,080) $  (476,929,687) $   (3,703,607)
------------------------------------------------------------------------------------------------
12/04      2,500 U.S. Treasury Note   Short        (279,462,025)    (281,562,500)     (2,100,475)
------------------------------------------------------------------------------------------------
                                                                                  $   (5,804,082)
------------------------------------------------------------------------------------------------

At September 30, 2004, the Portfolio had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Portfolio makes bi-annual payments at a fixed rate equal to 4.887% on the notional amount of $300,000,000. In exchange, the Portfolio receives payments at a rate equal to the three month USD-LIBOR on the same notional amount. The value of the contract, which terminates January 20, 2015, is recorded as a payable for open swap contracts of $5,053,719 on September 30, 2004.

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF NATIONAL MUNICIPALS PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the supplementary data for each of the years in the five-year period ended September 30, 2004. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 2004, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE NATIONAL MUNICIPALS FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust) and National Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc.. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                   POSITION(S)       TERM OF                                            NUMBER OF PORTFOLIOS
                   WITH THE        OFFICE  AND                                            IN FUND  COMPLEX
   NAME AND      TRUST AND THE      LENGTH OF            PRINCIPAL OCCUPATION(S)            OVERSEEN BY
 DATE OF BIRTH     PORTFOLIO         SERVICE              DURING PAST FIVE YEARS             TRUSTEE(1)      OTHER IRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes Trustee and Vice Trustee and Vice    Chairman, President and Chief              195              Director of EVC
11/9/41          President       President of the    Executive Officer of BMR, EVC, EVM
                                 Trust since 1985;   and EV; Director of EV; Vice
                                 of the Portfolio    President and Director of EVD.
                                 since 1992 and      Trustee and/or officer of 195
                                 1993, respectively  registered investment companies in
                                                     the Eaton Vance Fund Complex.
                                                     Mr.Hawkes is an interested person
                                                     because of his positions with BMR,
                                                     EVM, EVC and EV, which are
                                                     affiliates of the Trust and the
                                                     Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L.           Trustee      Trustee of the      Jacob H. Schiff Professor of             195            Director of Tiffany &
Hayes, III                       Trust since 1986;   Investment Banking Emeritus,                            Co. (specialty
2/23/35                          of the Portfolio    Harvard University Graduate School                      retailer) and Telect,
                                 since 1992          of Business Administration.                             Inc. (telecommunication
                                                                                                             services company)

William H. Park     Trustee          Since 2003      President and Chief Executive            194                     None
9/19/47                                              Officer, Prizm Capital Management,
                                                     LLC(investment management firm)
                                                     (since 2002). Executive Vice
                                                     President and Chief Financial
                                                     Officer, United Asset Management
                                                     Corporation (a holding company
                                                     owning institutional investment
                                                     management firms) (1982-2001)

Ronald A.           Trustee          Since 2003      Professor of Law, Georgetown             194                     None
Pearlman                                             University Law Center (since
7/10/40                                              1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H. Reamer    Trustee        Trustee of the    President, Chief Executive Officer       195                     None
9/21/35                           Trust since 1985;  and a Director of Asset Management
                                  of the Portfolio   Finance Corp. (a specialty finance
                                    since 1992       company serving the investment
                                                     management industry (since)
                                                     October 2003). President, Unicorn
                                                     Corporation (an investment and
                                                     financial advisory services
                                                     company) (since September 2000).
                                                     Formerly, Chairman, Hellman,
                                                     Jordan Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout       Trustee          Since 1998      Professor of Law, University of          195                     None
9/14/57                                              California at Los Angeles School
                                                     of Law (since July 2001). Formerly,
                                                     Professor of Law, Georgetown
                                                     University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                 TERM OF
                              WITH THE                  OFFICE AND
    NAME AND               TRUST AND THE                LENGTH OF                            PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                PORTFOLIO                  SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                 Since 1993           Vice President of EVM and BMR. Officer of 124
8/20/43                                                                      registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.   Vice President of the           Since 2004           Vice President of EVM and BMR. Officer of 77 registered
7/28/59                         Trust                                        investment companies managed by EVM or BMR.

Craig R. Brandon        Vice President of the           Since 2004           Vice President of EVM and BMR. Officer of 44 registered
12/31/66                        Trust                                        investment companies managed by EVM or BMR.

Cynthia J. Clemson         Vice President               Since 2004           Vice President of EVM and BMR. Officer of 84 registered
3/2/63                                                                       investment companies managed by EVM or BMR.

Robert B. MacIntosh        Vice President               Since 1993           Vice President of EVM and BMR. Officer of 124
1/22/57                                                                      registered investment companies managed by EVM or BMR.

Thomas M. Metzold          Vice President          Vice President of the     Vice President of EVM and BMR. Officer of 48 registered
8/5/58                                         Portfolio since 1995; of the  investment companies managed by EVM or BMR.
                                                     Trust since 2004

Alan R. Dynner                Secretary                 Since 1997           Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                     BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                                             investment companies managed by EVM or BMR.

Barbara E. Campbell       Treasurer of the             Since 2002(2)         Vice President of EVM and BMR. Officer of 195
6/19/57                       Portfolio                                      registered investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust           Since 1989           Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                       registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended September 30, 2003, and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                           09/30/03           09/30/04
----------------------------------------------------------------------------
Audit Fees                               $         64,478   $         66,373

Audit-Related Fees(1)                    $              0   $              0

Tax Fees(2)                              $          4,000   $          4,100

All Other Fees(3)                        $              0   $              0
                                         -----------------------------------

Total                                    $         68,478   $         70,473
                                         ===================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended September 30, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                           09/30/03           09/30/04
----------------------------------------------------------------------------
Registrant                               $          4,000   $          4,100

Eaton Vance (1)                          $        448,295   $        329,084

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONAL MUNICIPALS PORTFOLIO


By:    /s/ Thomas J. Fetter
       ---------------------------------
       Thomas J. Fetter
       President

Date:  November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       ---------------------------------
       Barbara E. Campbell
       Treasurer


Date:  November 17, 2004


By:    /s/ Thomas J. Fetter
       ---------------------------------
       Thomas J. Fetter
       President


Date:    November 17, 2004